Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) - USD ($) $ in Millions	12 Months Ended			48 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period	$ 17,790	$ 17,392	$ 18,548	$ 10,447
Addition of accretable yield due to acquisitions	0	0	1	131
Accretion into interest income	(1,429)	(1,599)	(1,833)	(9,351)
Accretion into noninterest income due to sales	(28)	(37)	(151)	(242)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	1,166	2,243	971	5,354
Changes in expected cash flows that do not affect nonaccretable difference	(1,198)	(209)	(144)	12,209
Total, end of period	$ 16,301	$ 17,790	$ 17,392	$ 18,548